Offerings	Aug. 12, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Debt
Security Class Title	4.875% Series NN Notes due 2029
Amount Registered | shares	250,000,000
Proposed Maximum Offering Price per Unit	1.00205
Maximum Aggregate Offering Price	$ 250,512,500
Fee Rate	0.01381%
Amount of Registration Fee	$ 34,595.78
Offering Note	(1) Calculated in accordance with Rule 457(o) under the Securities Act of 1933, as ame n ded.
Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Debt
Security Class Title	5.650% Series YY Notes due 2036
Amount Registered | shares	1,000,000,000
Proposed Maximum Offering Price per Unit	0.99325
Maximum Aggregate Offering Price	$ 993,250,000
Fee Rate	0.01381%
Amount of Registration Fee	$ 137,167.83
Offering Note	(1) Calculated in accordance with Rule 457(o) under the Securities Act of 1933, as ame n ded.